Share-Based Payment Transactions (Details) - Schedule of Fair Value for Share Options Granted - $ / shares					12 Months Ended
	Feb. 10, 2022	Jan. 03, 2022	Dec. 31, 2019	Oct. 10, 2019	Dec. 31, 2023
Schedule of Fair Value for Share Options Granted [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	133.00%	134.00%	73.00%	70.00%	76.00%
Risk-free interest rate (%)	2.00%	1.46%	1.91%	1.67%	2.61%
Expected life of share options (years)	6 years	6 years	9 years 9 months 10 days	10 years	10 years
Underlying ordinary share price (in Dollars per share)	$ 129.74	$ 174.98	$ 2,031.12	$ 4,004